                                                      Registration No. 333-65957
        As filed with the Securities and Exchange Commission on October 24, 2001

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM S-6


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 3


                                   ----------

                              LLAC VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                               (Name of Depositor)
                               175 Berkeley Street
                           Boston, Massachusetts 02117
          (Complete Address of Depositor's Principal Executive Office)
                                Morton E. Spitzer
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                               175 Berkeley Street
                           Boston, Massachusetts 02117

                (Name and Complete Address of Agent for Service)


Copies to:
Joan E. Boros, Esq.                       William J. O'Connell, Esq.
Christopher S. Petito, Esq.               Assistant General
Jorden Burt LLP                           Counsel and Assistant Secretary


Liberty Life Assurance Company of Boston
1025 Thomas Jefferson Street, N.W.        175 Berkeley Street
Washington, D.C.  20007-5201              Boston, Massachusetts 02117

Securities being offered - variable portion of modified single payment variable life contracts.

                                   ----------

              It is proposed that this filing will become effective
                             (check appropriate box)

         ___ immediately upon filing pursuant to paragraph (b)
         ___ on May 1, 2001 pursuant to paragraph (b)
         ___ 60 days after filing pursuant to paragraph (a) (1)
         _X_ on January 2, 2002 pursuant to paragraph (a) (1)
         ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Pursuant to Section 24(f) of the Investment Company Act of 1940, Registrant has registered an indefinite amount of its securities under the Securities Act of 1933.
-------------------------------------------------------------------------------

                       CROSS REFERENCE SHEET TO PROSPECTUS

Cross reference sheet pursuant to Rule 404(c) showing location in Prospectus of information required by Items of Form N-8B-2.

Item Number in Form N-8B-2
Caption in Prospectus

                      ORGANIZATION AND GENERAL INFORMATION
                      ------------------------------------

1.  (a) Name of trust..................................................... Cover, Definitions

    (b) Title of each class of securities issued.......................... Cover, Purchase of Contract and Allocation of Payments

2.  Name & address of each depositor...................................... Cover, Liberty Life Assurance
                                                                           Company of Boston

3.  Name & address of custodian........................................... Variable Account

4.  Name & address of principal underwriter............................... Distribution of Contracts

5.  State in which organized.............................................. Variable Account

6.  Date of organization.................................................. Variable Account

9.  Material litigation................................................... Legal Proceedings

          GENERAL DESCRIPTION OF THE TRUST AND SECURITIES OF THE TRUST
          ------------------------------------------------------------

General Information Concerning Securities and Rights of Holders
-----------------------------------------------------------------

10. (a), (b) Type of Securities........................................... Cover, Purchase of Contract
                                                                           and Allocation of Payments

    (c) Rights of security holders........................................ Cover, Amount Payable on
        re: withdrawal or redemption                                       Surrender of the Contract,
                                                                           Contract Loans, Cancellation

    (d) Rights of security holders........................................ Cover, Cancellation, Amount
        re: conversion, transfer or partial withdrawal                     Payable on Surrender of the
                                                                           Contract, Partial Withdrawals,
                                                                           Allocation of Payments,
                                                                           Transfer of Account Value

    (e) Rights of security holders........................................ Termination re: lapses, default, & reinstatement

    (f) Provisions re: voting rights...................................... Voting Rights

    (g) Notice to security holders........................................ Statements to Contract Owners

    (h) Consent of security holders....................................... Additions, Deletions, and
                                                                           Substitutions of Securities,
                                                                           Allocation of Payments

    (i) Other principal features.......................................... Deductions and Charges,
                                                                           Contract Benefits and Rights,
                                                                           Cash Value

Information Concerning Securities Underlying Trust's Securities
-----------------------------------------------------------------

11. Unit of specified securities in which security holders
    have an interest ..................................................... Cover, Portfolios

12. (a)-(d) Name of company, name & address of its custodian.............. Cover, Portfolios

Information Concerning Loads, Fees, Charges & Expenses
--------------------------------------------------------

13. (a) With respect to each load, fee, charge & expense.................. Deductions and Charges

    (b) Deductions for sales charges...................................... Withdrawal Charge

    (c) Sales load as percentage of amount invested....................... Withdrawal Charge

    (d)-(g) Other loads, fees & expenses.................................. Deductions and Charges

Information Concerning Operation of Trust
-------------------------------------------

14. Procedure for applications for & issuance of trust's securities....... Application for a Contract,
                                                                           Allocation of Payments,
                                                                           Distribution of Contracts

15. Procedure for receipt of payments from purchases of trust's securities ........................................................... Application for a Contract,
                                                                           Allocation of Payments,
                                                                           Payments, Transfer of Account
                                                                           Value

16. Acquisition and disposition of underlying securities.................. Cover, Portfolios

17. (a) Procedure for withdrawal.......................................... Cover, Amount Payable on
                                                                           Surrender of the Contract,
                                                                           Partial Withdrawals,
                                                                           Cancellation

    (b) Redemption or repurchase.......................................... Cover, Amount Payable on
                                                                           Surrender of the Contract,
                                                                           Partial Withdrawals,
                                                                           Cancellation

    (c) Cancellation or resale............................................ Not Applicable

18. (a) Income of the Trust............................................... Portfolios, Allocation of
                                                                           Payments

19. Procedure for keeping records & furnishing information to              Portfolios, Statements to
    security holders...................................................... Contract Owners

21. (a) & (b) Loans to security holders................................... Contract Loans

23. Bonding arrangements for depositor.................................... Safekeeping of the Variable
                                                                           Account's Assets


24. Other material provisions............................................. General Contract Provisions

            ORGANIZATION, PERSONNEL & AFFILIATED PERSONS OF DEPOSITOR
            ---------------------------------------------------------

Organization & Operations of Depositor
----------------------------------------

25. Form, state & date of organization of depositor............................ Liberty Life Assurance
                                                                                Company of Boston

27. General character of business of depositor................................. Liberty Life Assurance
                                                                                Company of Boston

28. (a) Officials and affiliates of the depositor.............................. Liberty Life Assurance
                                                                                Company of Boston, Officers
                                                                                and Directors of Liberty Life

    (b) Business experience of officers and directors
        of the depositor....................................................... Officers and Directors of
                                                                                Liberty Life
Companies Owning Securities of Depositor
------------------------------------------

29. Each company owning 5% of voting securities of depositor................... Liberty Life Assurance
                                                                                Company of Boston

Controlling Persons
---------------------

30. Control of depositor....................................................... Liberty Life Assurance
                                                                                Company of Boston

                    DISTRIBUTION & REDEMPTIONS OF SECURITIES
                    ----------------------------------------

Distribution of Securities
----------------------------

35. Distribution............................................................... Liberty Life Assurance
                                                                                Company of Boston,
                                                                                Distribution of Contracts

38. (a) General description of method of distribution of securities............ Distribution of Contracts

    (b) Selling agreement between trust or depositor & underwriter............. Distribution of Contracts

    (c) Substance of current agreements........................................ Distribution of Contracts

Principal Underwriter
-----------------------

39. (a) & (b) Principal Underwriter............................................ Distribution of Contracts

41. Character of Underwriter's business........................................ Distribution of Contracts

Offering Price or Acquisition Value of Securities of Trust
------------------------------------------------------------

44. Information concerning offering price or acquisition valuation of securities of trust.  (All underlying securities are shares in registered investment companies.).......................................... Portfolios, Account Value

Redemption Valuation of Securities of Trust
---------------------------------------------

46. Information concerning redemption valuation of securities of trust. (All underlying securities are shares in a registered investment company.)...... Portfolios, Account Value

Purchase & Sale of Interests in Underlying Securities
-------------------------------------------------------

47. Maintenance of Position.................................................. Cover, Variable Account,
                                                                              Portfolios, Allocation of
                                                                              Payments

                   INFORMATION CONCERNING TRUSTEE OR CUSTODIAN
                   -------------------------------------------

48. Custodian of trust....................................................... Variable Account

50. Lien on trust assets..................................................... Variable Account

            INFORMATION CONCERNING INSURANCE OF HOLDERS OF SECURITIES
            ---------------------------------------------------------

51. (a) Name & address of insurer............................................ Cover, Liberty Life Assurance
                                                                              Company of Boston

    (b) Types of Contracts................................................... Cover, Purchase of Contract
                                                                              and Allocation of Payments,
                                                                              Federal Tax Considerations

    (c) Risks insured & excluded............................................. Death Benefit, Optional
                                                                              Insurance Benefits,
                                                                              Misstatement as to Age and
                                                                              Sex, Suicide

    (d) Coverage............................................................. Cover, Purchase of Contract
                                                                              and Allocation of Payments

    (e) Beneficiaries........................................................ Death Benefit, Beneficiary

    (f) Terms of cancellations & reinstatement............................... Termination

    (g) Method of determining amount of premium paid by holder............... Purchase of Contract and
                                                                              Allocation of Payments

                              POLICY OF REGISTRANT
                              --------------------

52. (a) & (c) Selection of Portfolio securities.............................. Additions, Deletions, and
                                                                              Substitutions of Securities

Regulated Investment Company
------------------------------

53. (a) Taxable status of trust.............................................. Taxation of Liberty Life and
                                                                              the Variable Account

                      FINANCIAL AND STATISTICAL INFORMATION
                      -------------------------------------

59. Financial Statements..................................................... Financial Statements

*Items not listed are not applicable to this Registration Statement.

This Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 (File No. 333-65957) is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, in order to add a supplement and to file a related exhibit to the prospectus filed with Post-Effective Amendment No. 2 to the Registration Statement which was filed on April 11, 2001. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 2 to the Registration Statement.

                              Prospectus Supplement
                    Liberty Life Assurance Company of Boston
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT
          (LIBERTY'S SPECTRUM SELECT MODIFIED SINGLE PAYMENT VARIABLE
                            LIFE INSURANCE CONTRACT)

                   Supplement to Prospectus Dated May 1, 2001


                                       ***

  FOR CONTRACTS APPLIED FOR ON OR AFTER THE DATE OF THIS SUPPLEMENT IN STATES
                                 WHERE APPROVED


This supplement describes certain changes to the Guaranteed Death Benefit provisions under the Contracts. We will include these changes in newly issued Contracts in each state after we receive state approval. For Contracts applied for after our implementation date in states where we have received approval, , the following sections of the prospectus are modified as described below. Effective as of the date of this supplement, we are implementing these changes in the following states: [insert]. For Contracts applied for in states where we have not implemented these changes or before we implemented these changes, the provisions in the Prospectus dated May 1, 2001 will apply. Contact your agent, or our Service Center at (800) 400-1377, to find out whether these changes have been implemented in your state.

The first sentence of the eighth paragraph on page ii is replaced with the following:

              Under the Single Life Contracts as long as this contract is in force, when the insured dies, we will pay a Death Benefit to a Beneficiary specified by you.


Question 14 on page 10 is replaced with the following:

         14.  WHEN DOES COVERAGE UNDER THE CONTRACT END?

         Your Contract will remain in force until payment of the Death Benefit or the Maturity Date, unless you voluntarily surrender it at an earlier date, or it lapses. Your Contract has a Guaranteed Death Benefit (called Guaranteed Coverage in Maryland). Under this provision, if you do not have any outstanding Indebtedness, your Contract will not lapse before a specified period of time set out in the Contract. After the end of that period, your Contract could lapse if the Surrender Value is not large enough to cover the full Monthly Deduction and the necessary amount is not paid before the end of the Grace Period. For more detail see `Termination and Grace Period" on page 33.

         After the period of Guaranteed Coverage ends or if you have outstanding Indebtedness during that period, the Contract will enter a 61-day Grace Period if on a Monthly Date the Surrender Value is insufficient to pay the Monthly Deduction. The Contract will terminate at the end of the Grace Period, unless you pay an amount sufficient to keep the Contract in force. The Contract will also terminate on the Monthly Date, unless you enter into an Extended Maturity Agreement. The terms of the Guaranteed Death Benefit may vary in some states. See your contract for a complete explanation of this provision.


The first sentence of the second paragraph of the ACCELERATED DEATH BENEFIT provision on page 29 is replaced with the following:

     If you request an Accelerated Death Benefit, the balance of the Death Benefit (net of the amount previously requested) is payable on the Insured's death as long as the Contract is in force.

The TERMINATION AND GRACE PERIOD provision on pages 33-34 is replaced with the following:

         TERMINATION AND GRACE PERIOD. The Contract will terminate and life insurance coverage will end when one of the following events first occurs:

          (a)     you surrender your Contract;
          (b)     the Contract reaches the Maturity Date;
          (c)     the Grace Period ends; or
          (d)     the Insured dies.

         Your Contract will enter the Grace Period if on a Monthly Date the Surrender Value is insufficient to pay the Monthly Deduction and either you have any unpaid Indebtedness, or the Guaranteed Death Benefit period has ended. You will be given a 61-day Grace Period in which to pay an additional amount sufficient to keep the Contract in force after the end of the Grace Period.

     At least 61 days before the end of the Grace Period, we will send you and any assignee a notice telling you that you must pay at least the amount shown in the notice by the end of the Grace Period to prevent your Contract from terminating. The amount shown in the notice will be determined as provided in the Contract. You may pay a larger amount if you wish. If you do not pay us the amount shown in the notice before the end of the Grace Period, your contract will end at the end of the Grace Period.

     The Contract will continue in effect through the Grace Period. If the Insured dies during the Grace Period, we will pay a Death Benefit in accordance with your instructions. However, we will reduce the proceeds by an amount equal to the Monthly Deductions due and unpaid. See "Death Benefit" on page 28.

     Under the Contract's Guaranteed Death Benefit provision (called Guaranteed Coverage in Maryland), your Contract will not lapse before the end of the period shown in the table below as long as you have no outstanding Indebtedness.

                                      SINGLE LIFE CONTRACTS

                  ISSUE AGE         EXPIRY DATE OF GUARANTEED DEATH BENEFIT
                  ---------         ---------------------------------------
                  0-34              30 Years from the Contract Date
                  35-54             20 Years from the Contract Date
                  55-80             10 Years from the Contract Date
                  81-85             5 Years from the Contract Date

                             SURVIVORSHIP CONTRACTS

                  YOUNGER
                  INSURED'S
                  ISSUE AGE         EXPIRY DATE OF GUARANTEED DEATH BENEFIT
                  ---------         ---------------------------------------
                  0-39              25 Years from the Contract Date
                  40-59             15 Years from the Contract Date
                  60-85             10 Years from the Contract

     While the Guaranteed Death Benefit is in effect and there is no outstanding Indebtedness, if on a Monthly Date the Surrender Value is not large enough to cover the full Monthly Deduction, we will apply the remaining Surrender Value to partially pay the Monthly Deduction and waive any insufficiency. Thereafter, we will waive all future Monthly Deductions until the Surrender Value is sufficient to pay the Monthly Deduction, or the Guaranteed Death Benefit period ends.

     After the end of the Guaranteed Death Benefit period, the Monthly Deduction will not be waived if the Surrender Value is not large enough to cover the full Monthly Deduction, regardless of whether you have any outstanding Indebtedness. Failure to pay the full Monthly Deduction will cause your Contract to enter the Grace Period and terminate if you do not pay the necessary amount before the end of the Grace Period.

     The terms of the Guaranteed Death Benefit may vary in some states, see your contract for a complete explanation of this provision.

Appendix A - Hypothetical Illustrations on pages A-1 through A-8 is replaced with the following:

                     APPENDIX A - HYPOTHETICAL ILLUSTRATIONS

                        ILLUSTRATIONS OF ACCOUNT VALUES,
                              SURRENDER VALUES AND
                                 DEATH BENEFITS

          The following tables have been prepared to help show how values under Single Life and Survivorship Contracts change with investment experience. The tables illustrate how Account Values, Surrender Values, and Death Benefits under a Contract issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return on the Portfolios' assets were a uniform, gross, after tax, annual rate of 0%, 6%, and 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over or under those averages throughout the years, the Account Values, Surrender Values and Death Benefits may be different.

          The amounts shown for the Account Value, Surrender Value and Death Benefit as of each Contract Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross after-tax return on the Portfolios, as a result of expenses paid by the Portfolios and charges levied against the Sub-Accounts. The values shown reflect a daily charge to the Sub-Accounts of 1.65% of average daily net assets to compensate Liberty Life for its expenses incurred and for assuming mortality and expense risks under the Contracts. In addition, the net investment returns also reflect the deduction of the Portfolio investment advisory fees and other Portfolio expenses at an annual effective rate of 0.89%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Portfolios, including any expense reimbursements or fee waivers. Without expense reimbursements and fee waivers, the annual effective rate would have been 0.95%. Liberty Life anticipates that the expense reimbursement and fee waiver arrangements will continue past the current year. If there should be an increase or decrease in the expense reimbursements and fee waivers of a Portfolio that has such arrangements, that change will be reflected in the net asset value of the corresponding Portfolio.

          The tables also reflect applicable charges including an annual Contract Fee of $30.00 per year, and monthly charges for providing insurance protection. Currently, no Contract Fee is deducted in any year in which the Account Value exceeds $50,000. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges. The current cost of insurance charge for Single Life Contracts, Standard Class Non Tobacco is equal to the lesser of (a) 0.45% annually of the Account Value or (b) the guaranteed cost of insurance charge. The current cost of insurance charge for Survivorship Contracts, Standard Class Non Tobacco is equal to the lesser of (a) 0.15% annually of the Account Value or (b) the guaranteed cost of insurance charge. After deduction of these amounts (other than the cost of insurance charges and contract fee), hypothetical gross average investment rates of return of 0%, 6% and 12% correspond to approximate net annual investment rates of return of -2.54%, 3.46%, And 9.46%, Respectively, on both a current and guaranteed basis. Guaranteed cost of insurance rates vary by issue age (or attained age in the case of increases in the Initial Death Benefit), sex, rating class and Contract Year and, therefore, cost of insurance charges are not reflected in the approximate net annual investment rate of return stated above.

          The tables illustrate the Account Values, Surrender Values, and Death Benefits that would result based upon the hypothetical investment rates of return if no Payment other than the indicated initial Payment is paid, if the entire initial Payment is allocated to the Variable Account, and if no Contract loans are taken. The tables also assume that no partial withdrawals or transfers have been made.

          Values are shown for Contracts which are issued to standard non-tobacco class Insureds. Values for Contracts issued on a basis involving a higher mortality risk would result in lower Account Values, Surrender Values and Death Benefits than those illustrated. Females generally have a more favorable guaranteed cost of insurance rate structure than males.

          Where the Surrender Value in an illustration is zero, any Death Benefit shown is the Guaranteed Death Benefit. If no value is shown for the Death Benefit, then the Guaranteed Death Benefit period has expired and the Contract has lapsed. If a Contract Loan is outstanding, the Guaranteed Death Benefit will not prevent a Contract from lapsing in accordance with the Grace Period provisions.

          The tables reflect the fact that no charges for Federal, state or other income taxes are currently made against the Variable Account. If such a charge is made in the future, a higher gross rate of return than illustrated will be needed to produce the net after-tax returns shown in the tables.

          Upon request, Liberty Life will furnish a comparable illustration based on the proposed Insured's age, sex, underwriting classification, proposed initial Payment, and any available agreements requested.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $60,477 INITIAL DEATH BENEFIT

                       VALUES - CURRENT COST OF INSURANCE

                  SINGLE                    0% HYPOTHETICAL                                6% HYPOTHETICAL
                  PAYMENT               GROSS INVESTMENT RETURN                        GROSS INVESTMENT RETURN
                   PLUS                 -----------------------                        -----------------------
    CONTRACT     INTEREST       ACCOUNT        SURRENDER         DEATH         ACCOUNT        SURRENDER        DEATH
      YEAR         AT 5%         VALUE           VALUE          BENEFIT         VALUE           VALUE         BENEFIT
      ----         -----         -----           -----          -------         -----           -----         -------
        1         31,500         29,115          26,190          60,477         30,878          27,953         60,477
        2         33,075         28,227          25,377          60,477         31,750          28,900         60,477
        3         34,729         27,365          24,590          60,477         32,648          29,873         60,477
        4         36,465         26,529          24,279          60,477         33,573          31,323         60,477
        5         38,288         25,717          23,542          60,477         34,524          32,349         60,477
        6         40,203         24,930          23,430          60,477         35,503          34,003         60,477
        7         42,213         24,165          22,740          60,477         36,511          35,086         60,477
        8         44,324         23,423          23,423          60,477         37,549          37,549         60,477
        9         46,540         22,703          22,703          60,477         38,616          38,616         60,477
       10         48,867         22,004          22,004          60,477         39,715          39,715         60,477
       11         51,310         21,326          21,326          60,477         40,846          40,846         60,477
       12         53,876         20,668          20,668          60,477         42,011          42,011         60,477
       13         56,569         20,029          20,029          60,477         43,209          43,209         60,477
       14         59,398         19,409          19,409          60,477         44,442          44,442         60,477
       15         62,368         18,808          18,808          60,477         45,712          45,712         60,477
       16         65,486         18,224          18,224          60,477         47,018          47,018         60,477
       17         68,761         17,657          17,657          60,477         48,363          48,363         60,477
       18         72,199         17,107          17,107          60,477         49,747          49,747         60,477
       19         75,809         16,573          16,573          60,477         51,172          51,172         60,477
       20         79,599         16,055          16,055          60,477         52,669          52,669         60,477
       25        101,591         13,686          13,686          60,477         60,838          60,838         63,880
       30        129,658         11,646          11,646          60,477         70,432          70,432         71,136
       35        165,480          9,889           9,889          60,477         81,665          81,665         81,665


                               12% HYPOTHETICAL
                            GROSS INVESTMENT RETURN
                            -----------------------
    CONTRACT        ACCOUNT        SURRENDER        DEATH
      YEAR           VALUE           VALUE         BENEFIT
      ----           -----           -----         -------
        1           32,640          29,715         60,477
        2           35,481          32,631         60,477
        3           38,571          35,796         60,477
        4           41,933          39,683         60,477
        5           45,591          43,416         60,477
        6           49,571          48,071         60,477
        7           53,901          52,476         60,477
        8           58,645          58,645         63,923
        9           63,815          63,815         68,282
       10           69,484          69,484         72,958
       11           75,719          75,719         79,505
       12           82,488          82,488         86,612
       13           89,834          89,834         94,326
       14           97,802          97,802        102,692
       15          106,437         106,437        111,759
       16          115,805         115,805        121,596
       17          125,998         125,998        132,298
       18          137,087         137,087        143,942
       19          149,153         149,153        156,611
       20          162,281         162,281        170,395
       25          247,422         247,422        259,793
       30          378,080         378,080        381,861
       35          578,635         578,635        578,635

     ASSUMPTIONS:

     (1)  ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

     (2)  VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND CONTRACT FEES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

     (5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED AND THE CONTRACT HAS LAPSED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON-TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $60,477 INITIAL DEATH BENEFIT

                      VALUES - GUARANTEED COST OF INSURANCE

                  SINGLE                    0% HYPOTHETICAL                                6% HYPOTHETICAL
                  PAYMENT               GROSS INVESTMENT RETURN                        GROSS INVESTMENT RETURN
                   PLUS                 -----------------------                        -----------------------
    CONTRACT     INTEREST       ACCOUNT        SURRENDER         DEATH         ACCOUNT       SURRENDER         DEATH
      YEAR         AT 5%         VALUE           VALUE          BENEFIT         VALUE          VALUE          BENEFIT
      ----         -----         -----           -----          -------         -----          -----          -------
        1         31,500         28,566          25,641         60,477          30,333         27,408          60,477
        2         33,075         27,029          24,179         60,477          30,579         27,729          60,477
        3         34,729         25,407          22,632         60,477          30,763         27,988          60,477
        4         36,465         23,683          21,433         60,477          30,873         28,623          60,477
        5         38,288         21,836          19,661         60,477          30,898         28,723          60,477
        6         40,203         19,826          18,326         60,477          30,809         29,309          60,477
        7         42,213         17,627          16,202         60,477          30,591         29,166          60,477
        8         44,324         15,205          15,205         60,477          30,224         30,224          60,477
        9         46,540         12,493          12,493         60,477          29,662         29,662          60,477
       10         48,867          9,429           9,429         60,477          28,867         28,867          60,477
       11         51,310          5,945           5,945         60,477          27,793         27,793          60,477
       12         53,876          1,962           1,962         60,477          26,387         26,387          60,477
       13         56,569              0               0              0          24,583         24,583          60,477
       14         59,398              0               0              0          22,297         22,297          60,477
       15         62,368              0               0              0          19,412         19,412          60,477
       16         65,486              0               0              0          15,766         15,766          60,477
       17         68,761              0               0              0          11,133         11,133          60,477
       18         72,199              0               0              0           5,201          5,201          60,477
       19         75,809              0               0              0               0              0               0
       20         79,599              0               0              0               0              0               0
       25         101,591             0               0              0               0              0               0
       30         129,658             0               0              0               0              0               0
       35         165,480             0               0              0               0              0               0


                               12% HYPOTHETICAL
                            GROSS INVESTMENT RETURN
                            -----------------------
    CONTRACT        ACCOUNT        SURRENDER        DEATH
      YEAR           VALUE           VALUE         BENEFIT
      ----           -----           -----         -------
        1            32,100         29,175          60,477
        2            34,345         31,495          60,477
        3            36,792         34,017          60,477
        4            39,475         37,225          60,477
        5            42,432         40,257          60,477
        6            45,706         44,206          60,477
        7            49,363         47,938          60,477
        8            53,484         53,484          60,477
        9            58,134         58,134          62,203
       10            63,265         63,265          66,428
       11            68,909         68,909          72,355
       12            75,037         75,037          78,789
       13            81,687         81,687          85,772
       14            88,900         88,900          93,345
       15            96,717         96,717         101,553
       16           105,182        105,182         110,441
       17           114,340        114,340         120,057
       18           124,235        124,235         130,447
       19           134,913        134,913         141,659
       20           146,423        146,423         153,744
       25           218,352        218,352         229,270
       30           328,756        328,756         332,044
       35           501,101        501,101         501,101

     ASSUMPTIONS:

     (1)  ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

     (2)  VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND CONTRACT FEES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

     (5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED AND THE CONTRACT HAS LAPSED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                    FEMALE STANDARD NON0TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $69,417 INITIAL DEATH BENEFIT

                       VALUES - CURRENT COST OF INSURANCE

                  SINGLE                    0% HYPOTHETICAL                                6% HYPOTHETICAL
                  PAYMENT               GROSS INVESTMENT RETURN                        GROSS INVESTMENT RETURN
                   PLUS                 -----------------------                        -----------------------
    CONTRACT     INTEREST       ACCOUNT        SURRENDER         DEATH         ACCOUNT        SURRENDER        DEATH
      YEAR         AT 5%         VALUE           VALUE          BENEFIT         VALUE           VALUE         BENEFIT
      ----         -----         -----           -----          -------         -----           -----         -------
        1         31,500         29,115          26,190          69,417         30,878          27,953         69,417
        2         33,075         28,227          25,377          69,417         31,750          28,900         69,417
        3         34,729         27,365          24,590          69,417         32,648          29,873         69,417
        4         36,465         26,529          24,279          69,417         33,573          31,323         69,417
        5         38,288         25,717          23,542          69,417         34,524          32,349         69,417
        6         40,203         24,930          23,430          69,417         35,503          34,003         69,417
        7         42,213         24,165          22,740          69,417         36,511          35,086         69,417
        8         44,324         23,423          23,423          69,417         37,549          37,549         69,417
        9         46,540         22,703          22,703          69,417         38,616          38,616         69,417
       10         48,867         22,004          22,004          69,417         39,715          39,715         69,417
       11         51,310         21,326          21,326          69,417         40,846          40,846         69,417
       12         53,876         20,668          20,668          69,417         42,011          42,011         69,417
       13         56,569         20,029          20,029          69,417         43,209          43,209         69,417
       14         59,398         19,409          19,409          69,417         44,442          44,442         69,417
       15         62,368         18,808          18,808          69,417         45,712          45,712         69,417
       16         65,486         18,224          18,224          69,417         47,018          47,018         69,417
       17         68,761         17,657          17,657          69,417         48,363          48,363         69,417
       18         72,199         17,107          17,107          69,417         49,747          49,747         69,417
       19         75,809         16,573          16,573          69,417         51,172          51,172         69,417
       20         79,599         16,055          16,055          69,417         52,669          52,669         69,417
       25        101,591         13,686          13,686          69,417         60,838          60,838         69,417
       30        129,658         11,646          11,646          69,417         70,417          70,417         71,121
       35        165,480          9,889           9,889          69,417         81,662          81,662         81,662


                               12% HYPOTHETICAL
                            GROSS INVESTMENT RETURN
                            -----------------------
    CONTRACT        ACCOUNT        SURRENDER        DEATH
      YEAR           VALUE           VALUE         BENEFIT
      ----           -----           -----         -------
        1            32,640          29,715         69,417
        2            35,481          32,631         69,417
        3            38,571          35,796         69,417
        4            41,933          39,683         69,417
        5            45,591          43,416         69,417
        6            49,571          48,071         69,417
        7            53,901          52,476         69,417
        8            58,645          58,645         69,417
        9            63,840          63,840         69,417
       10            69,602          69,602         73,082
       11            75,928          75,928         79,724
       12            82,809          82,809         86,949
       13            90,291          90,291         94,806
       14            98,423          98,423        103,345
       15           107,256         107,256        112,619
       16           116,842         116,842        122,684
       17           127,235         127,235        133,596
       18           138,490         138,490        145,414
       19           150,679         150,679        158,213
       20           163,940         163,940        172,137
       25           249,953         249,953        262,451
       30           381,989         381,989        385,809
       35           584,714         584,714        584,714

     ASSUMPTIONS:

     (1)  ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

     (2)  VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND CONTRACT FEES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

     (5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                    FEMALE STANDARD NON0TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $69,417 INITIAL DEATH BENEFIT

                      VALUES - GUARANTEED COST OF INSURANCE

                  SINGLE                    0% HYPOTHETICAL                                6% HYPOTHETICAL
                  PAYMENT               GROSS INVESTMENT RETURN                        GROSS INVESTMENT RETURN
                   PLUS                 -----------------------                        -----------------------
    CONTRACT     INTEREST       ACCOUNT        SURRENDER         DEATH         ACCOUNT        SURRENDER        DEATH
      YEAR         AT 5%         VALUE           VALUE          BENEFIT         VALUE           VALUE         BENEFIT
      ----         -----         -----           -----          -------         -----           -----         -------
        1         31,500         28,686          25,761         69,417          30,450         27,525          69,417
        2         33,075         27,298          24,448         69,417          30,834         27,984          69,417
        3         34,729         25,862          23,087         69,417          31,180         28,405          69,417
        4         36,465         24,372          22,122         69,417          31,485         29,235          69,417
        5         38,288         22,817          20,642         69,417          31,743         29,568          69,417
        6         40,203         21,177          19,677         69,417          31,938         30,438          69,417
        7         42,213         19,425          18,000         69,417          32,053         30,628          69,417
        8         44,324         17,526          17,526         69,417          32,062         32,062          69,417
        9         46,540         15,437          15,437         69,417          31,937         31,937          69,417
       10         48,867         13,113          13,113         69,417          31,645         31,645          69,417
       11         51,310         10,506          10,506         69,417          31,156         31,156          69,417
       12         53,876          7,565           7,565         69,417          30,434         30,434          69,417
       13         56,569          4,231           4,231         69,417          29,438         29,438          69,417
       14         59,398            431             431         69,417          28,115         28,115          69,417
       15         62,368              0               0              0          26,393         26,393          69,417
       16         65,486              0               0              0          24,167         24,167          69,417
       17         68,761              0               0              0          21,297         21,297          69,417
       18         72,199              0               0              0          17,591         17,591          69,417
       19         75,809              0               0              0          12,795         12,795          69,417
       20         79,599              0               0              0           6,574          6,574          69,417
       25        101,591              0               0              0               0              0               0
       30        129,658              0               0              0               0              0               0
       35        165,480              0               0              0               0              0               0


                              12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN
                           -----------------------
    CONTRACT       ACCOUNT        SURRENDER        DEATH
      YEAR          VALUE           VALUE         BENEFIT
      ----          -----           -----         -------
        1           32,215         29,290          69,417
        2           34,582         31,732          69,417
        3           37,160         34,385          69,417
        4           39,976         37,726          69,417
        5           43,062         40,887          69,417
        6           46,453         44,953          69,417
        7           50,189         48,764          69,417
        8           54,320         54,320          69,417
        9           58,914         58,914          69,417
       10           64,057         64,057          69,417
       11           69,824         69,824          73,316
       12           76,120         76,120          79,926
       13           82,965         82,965          87,113
       14           90,405         90,405          94,925
       15           98,485         98,485         103,409
       16          107,254        107,254         112,617
       17          116,762        116,762         122,600
       18          127,058        127,058         133,411
       19          138,194        138,194         145,104
       20          150,224        150,224         157,736
       25          225,817        225,817         237,108
       30          341,178        341,178         344,589
       35          520,169        520,169         520,169

     ASSUMPTIONS:

     (1)  ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

     (2)  VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND CONTRACT FEES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

     (5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED AND THE CONTRACT HAS LAPSED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON0TOBACCO ISSUE AGE 65
                    FEMALE STANDARD NON0TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $84,933 INITIAL DEATH BENEFIT

                       VALUES - CURRENT COST OF INSURANCE

                  SINGLE                    0% HYPOTHETICAL                                6% HYPOTHETICAL
                  PAYMENT               GROSS INVESTMENT RETURN                        GROSS INVESTMENT RETURN
                   PLUS                 -----------------------                        -----------------------
    CONTRACT     INTEREST       ACCOUNT        SURRENDER         DEATH         ACCOUNT        SURRENDER        DEATH
      YEAR         AT 5%         VALUE           VALUE          BENEFIT         VALUE           VALUE         BENEFIT
      ----         -----         -----           -----          -------         -----           -----         -------
        1         31,500         29,229          26,304          84,933         31,000          28,075         84,933
        2         33,075         28,423          25,573          84,933         31,971          29,121         84,933
        3         34,729         27,638          24,863          84,933         32,975          30,200         84,933
        4         36,465         26,874          24,624          84,933         34,011          31,761         84,933
        5         38,288         26,131          23,956          84,933         35,080          32,905         84,933
        6         40,203         25,407          23,907          84,933         36,184          34,684         84,933
        7         42,213         24,703          23,278          84,933         37,323          35,898         84,933
        8         44,324         24,017          24,017          84,933         38,500          38,500         84,933
        9         46,540         23,349          23,349          84,933         39,714          39,714         84,933
       10         48,867         22,699          22,699          84,933         40,968          40,968         84,933
       11         51,310         22,067          22,067          84,933         42,263          42,263         84,933
       12         53,876         21,451          21,451          84,933         43,599          43,599         84,933
       13         56,569         20,852          20,852          84,933         44,979          44,979         84,933
       14         59,398         20,268          20,268          84,933         46,403          46,403         84,933
       15         62,368         19,700          19,700          84,933         47,873          47,873         84,933
       16         65,486         19,147          19,147          84,933         49,391          49,391         84,933
       17         68,761         18,609          18,609          84,933         50,958          50,958         84,933
       18         72,199         18,085          18,085          84,933         52,606          52,606         84,933
       19         75,809         17,575          17,575          84,933         54,308          54,308         84,933
       20         79,599         17,079          17,079          84,933         56,065          56,065         84,933
       25        101,591         14,788          14,788          84,933         65,740          65,740         84,933
       30        129,658         12,786          12,786          84,933         77,084          77,084         84,933
       35        165,480         11,036          11,036          84,933         90,386          90,386         90,386


                            12% HYPOTHETICAL
                         GROSS INVESTMENT RETURN
                         -----------------------
    CONTRACT     ACCOUNT        SURRENDER        DEATH
      YEAR        VALUE           VALUE         BENEFIT
      ----        -----           -----         -------
        1        32,770          29,845         84,933
        2        35,729          32,879         84,933
        3        38,957          36,182         84,933
        4        42,481          40,231         84,933
        5        46,326          44,151         84,933
        6        50,522          49,022         84,933
        7        55,134          53,709         84,933
        8        60,167          60,167         84,933
        9        65,659          65,659         84,933
       10        71,652          71,652         84,933
       11        78,193          78,193         84,933
       12        85,345          85,345         89,612
       13        93,136          93,136         97,793
       14       101,638         101,638        106,720
       15       110,916         110,916        116,462
       16       121,041         121,041        127,093
       17       132,090         132,090        138,695
       18       144,148         144,148        151,355
       19       157,306         157,306        165,171
       20       171,666         171,666        180,249
       25       265,688         265,688        278,972
       30       411,207         411,207        415,319
       35       636,427         636,427        636,427

     ASSUMPTIONS:

     (1)    ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

     (2)  VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND CONTRACT FEES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

     (5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED AND THE CONTRACT HAS LAPSED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

            MODIFIED SINGLE PAYMENT VARIABLE LIFE INSURANCE CONTRACT
                     MALE STANDARD NON0TOBACCO ISSUE AGE 65
                    FEMALE STANDARD NON0TOBACCO ISSUE AGE 65
                             $30,000 INITIAL PAYMENT
                          $84,933 INITIAL DEATH BENEFIT

                      VALUES - GUARANTEED COST OF INSURANCE

                  SINGLE                    0% HYPOTHETICAL                                6% HYPOTHETICAL
                  PAYMENT               GROSS INVESTMENT RETURN                        GROSS INVESTMENT RETURN
                   PLUS                 -----------------------                        -----------------------
    CONTRACT     INTEREST       ACCOUNT        SURRENDER         DEATH         ACCOUNT        SURRENDER        DEATH
      YEAR         AT 5%         VALUE           VALUE          BENEFIT         VALUE           VALUE         BENEFIT
      ----         -----         -----           -----          -------         -----           -----         -------
        1         31,500         29,229          26,304         84,933          31,000         28,075          84,933
        2         33,075         28,407          25,557         84,933          31,962         29,112          84,933
        3         34,729         27,554          24,779         84,933          32,909         30,134          84,933
        4         36,465         26,658          24,408         84,933          33,833         31,583          84,933
        5         38,288         25,706          23,531         84,933          34,723         32,548          84,933
        6         40,203         24,677          23,177         84,933          35,565         34,065          84,933
        7         42,213         23,551          22,126         84,933          36,343         34,918          84,933
        8         44,324         22,297          22,297         84,933          37,035         37,035          84,933
        9         46,540         20,874          20,874         84,933          37,613         37,613          84,933
       10         48,867         19,237          19,237         84,933          38,045         38,045          84,933
       11         51,310         17,333          17,333         84,933          38,295         38,295          84,933
       12         53,876         15,100          15,100         84,933          38,325         38,325          84,933
       13         56,569         12,472          12,472         84,933          38,088         38,088          84,933
       14         59,398          9,365           9,365         84,933          37,533         37,533          84,933
       15         62,368          5,671           5,671         84,933          36,586         36,586          84,933
       16         65,486          1,241           1,241         84,933          35,151         35,151          84,933
       17         68,761              0               0              0          33,095         33,095          84,933
       18         72,199              0               0              0          30,235         30,235          84,933
       19         75,809              0               0              0          26,330         26,330          84,933
       20         79,599              0               0              0          21,061         21,061          84,933
       25        101,591              0               0              0               0              0               0
       30        129,658              0               0              0               0              0               0
       35        165,480              0               0              0               0              0               0


                              12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN
                           -----------------------
    CONTRACT       ACCOUNT        SURRENDER        DEATH
      YEAR          VALUE           VALUE         BENEFIT
      ----          -----           -----         -------
        1           32,770         29,845          84,933
        2           35,726         32,876          84,933
        3           38,914         36,139          84,933
        4           42,355         40,105          84,933
        5           46,070         43,895          84,933
        6           50,085         48,585          84,933
        7           54,431         53,006          84,933
        8           59,149         59,149          84,933
        9           64,285         64,285          84,933
       10           69,906         69,906          84,933
       11           76,099         76,099          84,933
       12           82,978         82,978          87,127
       13           90,521         90,521          95,047
       14           98,723         98,723         103,659
       15          107,635        107,635         113,017
       16          117,310        117,310         123,175
       17          127,801        127,801         134,191
       18          139,163        139,163         146,121
       19          151,451        151,451         159,024
       20          164,722        164,722         172,958
       25          247,945        247,945         260,342
       30          374,640        374,640         378,386
       35          571,193        571,193         571,193

     ASSUMPTIONS:

     (1)  ASSUMES NO CONTRACT LOANS HAVE BEEN MADE.

     (2)  VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND CONTRACT FEES.

     (3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS.

     (4) THE DEATH BENEFIT REFLECTS CURRENT INTERNAL REVENUE CODE REQUIREMENTS BASED ON THE GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST.

     (5) WHEN THE SURRENDER VALUE IS ZERO, ANY DEATH BENEFIT SHOWN IS THE GUARANTEED DEATH BENEFIT. IF NO DEATH BENEFIT IS SHOWN, THE GUARANTEED DEATH BENEFIT HAS EXPIRED AND THE CONTRACT HAS LAPSED. IF A CONTRACT LOAN WERE OUTSTANDING WHEN THE SURRENDER VALUE IS ZERO, THE CONTRACT MIGHT LAPSE IN ACCORDANCE WITH THE GRACE PERIOD PROVISIONS.

The Hypothetical Investment Rates of Return Shown above Are Illustrative Only and Should Not Be Deemed a Representation of Past or Future Investment Rates of Return. Actual Rates of Return May Be More or less than Those Shown and Will Depend on a Number of Factors, Including the Investment Allocations Made by an Owner and Actual Expenses. The Death Benefit, Account Value and Surrender Value for a Contract Would Be Different from Those Shown If the Actual Rates of Return Averaged 0%, 6% and 12% over a Period of Years but Also Fluctuated above or below Those Averages for Individual Contract Years. No Representations Can Be Made by Liberty Life Assurance Company of Boston That These Hypothetical Rates of Return Can Be Achieved for Any One Year or Sustained over Any Period of Time.

                           PART II - OTHER INFORMATION


                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, as amended, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.


                      REPRESENTATION AS TO FEES AND CHARGES

     Liberty Life Assurance Company of Boston hereby represents that the fees and charges deducted under the Modified Single Payment Variable Universal Life Insurance Contracts hereby registered by this Registration Statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Liberty Life Assurance Company of Boston.


                     REPRESENTATION PURSUANT TO RULE 6e-3(T)

     This filing is made pursuant to Rule 6e-3(T) under the Investment Company Act of 1940, as amended (the "1940 Act").


                        UNDERTAKING AS TO INDEMNIFICATION

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

                                  EXHIBIT LIST

1. Exhibits required by paragraph A of the instructions as to Exhibits of Form N-8B-2

     (1) Resolution of the Board of Directors of Liberty Life Assurance Company of Boston authorizing establishment of LLAC Variable Account (3)

     (2)  Custodian Agreement (not applicable)

     (3)  (a)  Distribution Agreement (5)

          (b)  Form of Broker-Dealer and General Agent Sales Agreement (6)

          (c)  Schedule of Sales Commissions (3)

     (4) Other Agreements between the depositor, principal underwriter, and custodian with respect to Registrant or its securities (not applicable)

     (5)  (a)  Specimen Single Life Contract (5)
               1.5 (a): (filed herewith)

          (b)  Specimen Survivorship Agreement (3)
               1.5 (b): (filed herewith)

          (c)  Specimen Extended Maturity Benefit Agreement (4)

          (d)  Specimen Group Contract (individual coverage) (5)
               1.5 (d): (filed herewith)

          (e)  Specimen Certificate (individual coverage) (5)
               1.5 (e): (filed herewith)

          (f)  Specimen Group Contract (joint and last survivor coverage (5)
               1.5 (f): (filed herewith)

          (g)  Specimen Certificate (joint and last survivor coverage) (5)
               1.5 (g): (filed herewith)

          (h) Specimen Last Survivor Death Benefit Agreement (for Group Contract) (4)
               1.5 (h): (filed herewith)

          (i)  Specimen Last Survivor Death Benefit Agreement (for Certificate)
               (4)
               1.5 (i): (filed herewith)

     (6) (a) Articles of Incorporation of Liberty Life Assurance Company of Boston, as amended (1)

          (b)  By-laws of Liberty Life Assurance Company of Boston(2)

     (7)  Not applicable

     (8)  Participation Agreements

          (a)(1) Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors, LLC (5)

          (a)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and AIM Advisers, Inc. (5)

          (a)(3) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors, LLC. (6)

          (b)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc. (5)

          (b)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Liberty Advisory Services Corp.
                 (5)

          (b)(3) Amendment 1 to Participation Agreement Among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc. (5)

          (c)(1) Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index
                 Fund) (5)

          (c)(2) Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston (5)

          (c)(3) Amendment to Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) and Dreyfus Investment Portfolios (6)

          (c)(4) Amendment to Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston (filed herewith) (6)

          (d)(1) Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (5)

          (d)(2) Administrative Services Agreement between Massachusetts Financial Services Company and Liberty Life Assurance Company of Boston (5)

          (d)(3) Amendment to Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (5)

          (d)(4) Amendment 2 to Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (6)

          (e)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services
                 Corp. (5)

          (e)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Stein Roe & Farnham, Inc.
                 (5)

          (e)(3) Amendment 1 to Participation Agreement Among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp. (5)

          (f)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, and Franklin Templeton Variable Insurance Products Trust. (6)

     (9)  Other Material Contracts (not applicable)

     (10) (a) Specimen Application  (5)

          (b)  Specimen Application (3)

          (c)  Specimen Variable Life Insurance Supplemental Application
               (5)

     (11) Code of Ethics (not applicable)


     2.   Opinion and Consent of Counsel (5)


     3.   All financial statements omitted from the Prospectus (not applicable)

     4.   Not applicable

     5.   Financial Data Schedule (not applicable)

     6. Procedures memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) (filed herewith)

     7.   Actuarial Opinion and Consent (filed herewith)

     8.   Consent of Independent Auditors (filed herewith)

     9.   Illustrations (not applicable)

    10.  Powers of Attorney (filed herewith)

- --------------------------------------

     (1) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on July 17, 1997.

     (2) Incorporated by reference to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on June 23, 1997.

     (3) Incorporated by reference to Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed October 21, 1998.

     (4) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed May 14, 1999.

     (5) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 28, 2O00.

     (6) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 11, 2001.

SIGNATURES


As required by the Securities Act of 1933, the registrant has duly caused this Registration Statement to be signed on its behalf, in the City of Boston and Commonwealth of Massachusetts, on this 24th day of October, 2001.



                                          LLAC Variable Account
                                            (Registrant)


                      By: Liberty Life Assurance Company of Boston
                             (Depositor)


                      By:  /s/William J. O'Connell
                           -----------------------
                           William J. O'Connell,
                           Assistant General Counsel and Assistant Secretary




As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/EDMUND F. KELLY*
-------------------
EDMUND F. KELLY
President, Chief Executive Officer and
      Chairman of the Board


/s/J. PAUL CONDRIN,III*        /s/ELLIOT J. WILLIAMS*
-----------------------        ----------------------
J. PAUL CONDRIN, III           ELLIOT J. WILLIAMS
Director                       Treasurer

/s/JOHN B. CONNERS*            /s/A. ALEXANDER FONTANES*
-------------------            -------------------------
JOHN B. CONNERS                A. ALEXANDER FONTANES
Director                       Director

/s/CHRISTOPHER C. MANSFIELD*
----------------------------
CHRISTOPHER C. MANSFIELD
Director

/s/JEAN M. SCARROW*               /s/MORTON E. SPITZER*
-------------------               ---------------------
JEAN M. SCARROW                     MORTON E. SPITZER
Director                            Director



*BY: /s/William J. O'Connell        October 24, 2001
     -----------------------        --------------
      William J. O'Connell,               Date
 Assistant General Counsel and Assistant Secretary



*William J. O'Connell has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 11 of this Registration Statement.

                                  EXHIBIT INDEX


1.5(a)i       Specimen Single Life Contract

1.5(b)i       Specimen Survivorship Agreement

1.5(d)i       Specimen Group Contract (individual coverage)

1.5(e)i       Specimen Certificate (individual coverage)

1.5(f)i       Specimen Group Contract (joint and last survivor coverage)

1.5(g)i       Specimen Certificate (joint and last survivor coverage)

1.5(h)i       Specimen Last Survivor Death Benefit Agreement (for Group
              Contract) (4)

1.5(i)i       Specimen Last Survivor Death Benefit Agreement (for Certificate)